Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
Summary of Assumptions Used to Estimate Fair Value of Share Options Granted

The assumptions used to estimate the fair value of the share options granted are as follows:

	2021		2022
	Share Options		Share Options	ESPP
	Employees	Founders	Employees
Grant date fair value ($)	1.37 to 4.02	1.26 to 2.85	0.90 to 9.37	0.97 to 8.79
Exercise price ($)	9.89 to 16.39	16.96 to 17.05	0.90 to 9.37	0.82 to 7.47
Volatility	40.0%	40.0%	40.0%	40.0%
Dividend yield	—	—	—	—
Expected life of option (years)	4-6.25	4-6.25	5.75-6.25	0.25-1.00
Annual risk free interest rate	0.78-1.22%	0.78-1.22%	1.75-4.15%	0.05-4.66%
Total fair value of options granted	$8,567	$43,887	$112,147	$1,864